Document and Entity Information	Mar. 10, 2025
Cover [Abstract]
Entity Address, Address Line One	Illinois
Amendment Flag	false
Entity Central Index Key	0001156375
Document Type	8-K
Document Period End Date	Mar. 10, 2025
Entity Registrant Name	CME GROUP INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-31553
Entity Tax Identification Number	36-4459170
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	930-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	CME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false